UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number 811-10257

                         Oppenheimer Special Value Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                      (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                        (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2002 - April 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

April 30, 2003
--------------------------------------------------------------------------------

         Oppenheimer                                          Semiannual
         Special Value Fund                                     Report

--------------------------------------------------------------------------------

SEMIANNUAL REPORT AND FINANCIAL STATEMENTS
    Listing of Investments
    Financials



                                                         [LOGO OMITTED]
                               OPPENHEIMERFUNDS[R]
                             The Right Way to Invest

HIGHLIGHTS
--------------------------------------------------------------------------------



SEMIANNUAL REPORT AND FINANCIAL STATEMENTS

 2   Statement of Investments

 4   Statement of Assets and Liabilities

 5   Statement of Operations

 6   Statements of Changes in Net Assets

 7   Financial Highlights

 8   Notes to Financial Statements




Fund Reminder
This is the Fund's final report. The Board of Trustees for Oppenheimer Special Value Fund decided to close the Fund to new purchases effective April 17, 2003, and to redeem the remaining Fund shares on May 15, 2003.



-----------------------------------------
Cumulative Total Returns*

             For the 6-Month Period
             Ended 4/30/03
             Without        With
             Sales Chg.     Sales Chg.
-----------------------------------------
Class A        4.45%         -1.56%

-----------------------------------------
Average Annual Total Returns*
             For the 1-Year Period
             Ended 4/30/03
             Without        With
             Sales Chg.     Sales Chg.
-----------------------------------------
Class A      -23.35%        -27.75%

-----------------------------------------
Average Annual Total Returns
with Sales Charge*
For the Periods Ended 3/31/03
                            Since
             1-Year         Inception
-----------------------------------------
Class A      -33.45%         -9.72%
-----------------------------------------





*See Notes on page 1 for further details.


------------------------------------------------------
Not part of the semiannual report to Fund shareholders
------------------------------------------------------

NOTES



In reviewing performance, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor or call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677). Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 4/2/01. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were the only class offered during the reporting period.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



------------------------------------------------------
Not part of the semiannual report to Fund shareholders
------------------------------------------------------



                       1 | OPPENHEIMER SPECIAL VALUE FUND

STATEMENT OF INVESTMENTS  April 30, 2003 / Unaudited



                                                   Market Value
                                         Shares      See Note 1
---------------------------------------------------------------
Common Stocks--96.1%
---------------------------------------------------------------
Consumer Discretionary--12.3%
---------------------------------------------------------------
Hotels, Restaurants & Leisure--3.4%
Ruby Tuesday, Inc.                        4,000      $   78,800
---------------------------------------------------------------
Starwood Hotels & Resorts
Worldwide, Inc.                           3,000          80,520
                                                     ----------
                                                        159,320

---------------------------------------------------------------
Household Durables--1.7%
Leggett & Platt, Inc.                     4,000          82,600
---------------------------------------------------------------
Leisure Equipment & Products--1.8%
Mattel, Inc.                              4,000          86,960
---------------------------------------------------------------
Media--1.7%
Omnicom Group, Inc.                       1,300          80,470
---------------------------------------------------------------
Specialty Retail--2.1%
Talbots, Inc. (The)                       3,500         100,275
---------------------------------------------------------------
Textiles & Apparel--1.6%
Nike, Inc., Cl. B                         1,400          74,942
---------------------------------------------------------------
Consumer Staples--5.6%
---------------------------------------------------------------
Food Products--3.7%
Bunge Ltd.                                4,600         128,846
---------------------------------------------------------------
Hormel Foods Corp.                        2,000          46,020
                                                     ----------
                                                        174,866

---------------------------------------------------------------
Tobacco--1.9%
Loews Corp./Carolina Group                5,000          91,900
---------------------------------------------------------------
Energy--9.0%
---------------------------------------------------------------
Energy Equipment & Services--1.9%
Noble Corp. 1                             3,000          92,850
---------------------------------------------------------------
Oil & Gas--7.1%
Devon Energy Corp.                        2,070          97,808
---------------------------------------------------------------
Frontier Oil Corp.                        3,500          59,220
---------------------------------------------------------------
Premcor, Inc. 1                           2,000          44,580
---------------------------------------------------------------
Talisman Energy, Inc.                     3,400         135,635
                                                     ----------
                                                        337,243

---------------------------------------------------------------
Financials--18.7%
---------------------------------------------------------------
Banks--5.3%
Charter One Financial, Inc.               3,300          95,865
---------------------------------------------------------------
National Commerce Financial Corp.         2,000          40,680
---------------------------------------------------------------
New York Community Bancorp, Inc.          1,700          59,024
---------------------------------------------------------------
Sovereign Bancorp, Inc.                   3,500          54,075
                                                     ----------
                                                        249,644

---------------------------------------------------------------
Diversified Financials--2.4%
CIT Group, Inc.                           3,000          61,110
---------------------------------------------------------------
E*TRADE Group, Inc. 1                    10,000          55,000
                                                     ----------
                                                        116,110



                                                   Market Value
                                         Shares      See Note 1
---------------------------------------------------------------
Insurance--9.1%
IPC Holdings Ltd.                         2,500      $   85,875
---------------------------------------------------------------
Lincoln National Corp.                    1,200          38,352
---------------------------------------------------------------
Nationwide Financial Services, Inc.,
Cl. A                                     2,500          70,375
---------------------------------------------------------------
Phoenix Cos., Inc. (The)                 20,000         158,000
---------------------------------------------------------------
XL Capital Ltd., Cl. A                    1,000          82,300
                                                     ----------
                                                        434,902

---------------------------------------------------------------
Real Estate--1.9%
Ventas, Inc.                              7,000          91,000
---------------------------------------------------------------
Health Care--8.4%
---------------------------------------------------------------
Health Care Equipment & Supplies--1.2%
Beckman Coulter, Inc.                     1,500          58,305
---------------------------------------------------------------
Health Care Providers & Services--5.5%
Anthem, Inc. 1                            1,300          89,232
---------------------------------------------------------------
Laboratory Corp. of America Holdings 1    3,600         106,056
---------------------------------------------------------------
Universal Health Services, Inc., Cl. B 1  1,700          65,739
                                                     ----------
                                                        261,027

---------------------------------------------------------------
Pharmaceuticals--1.7%
Watson Pharmaceuticals, Inc. 1            2,700          78,489
---------------------------------------------------------------
Industrials--15.1%
---------------------------------------------------------------
Aerospace & Defense--6.5%
Alliant Techsystems, Inc. 1               1,800          96,696
---------------------------------------------------------------
DRS Technologies, Inc. 1                  3,600         100,836
---------------------------------------------------------------
Empresa Brasileira de Aeronautica
SA (Embraer), ADR                         8,200         113,734
                                                     ----------
                                                        311,266

---------------------------------------------------------------
Commercial Services & Supplies--3.8%
Aramark Corp., Cl. B 1                    3,500          80,360
---------------------------------------------------------------
Pittston Brink's Group                    7,700          98,175
                                                     ----------
                                                        178,535

---------------------------------------------------------------
Machinery--1.8%
Navistar International Corp. 1            3,000          83,700
---------------------------------------------------------------
Road & Rail--3.0%
Canadian Pacific Railway Ltd.             3,800          87,970
---------------------------------------------------------------
Swift Transportation Co., Inc. 1          3,000          54,360
                                                     ----------
                                                        142,330

---------------------------------------------------------------
Information Technology--13.0%
---------------------------------------------------------------
Communications Equipment--2.5%
3Com Corp. 1                             15,500          80,600
---------------------------------------------------------------
JDS Uniphase Corp. 1                     11,000          35,530
                                                     ----------
                                                        116,130

---------------------------------------------------------------
Electronic Equipment & Instruments--4.7%
Celestica, Inc. 1                         8,500          98,260
---------------------------------------------------------------
Thermo Electron Corp. 1                   7,000         127,190
                                                     ----------
                                                        225,450





                       2 | OPPENHEIMER SPECIAL VALUE FUND

                                                   Market Value
                                         Shares      See Note 1
---------------------------------------------------------------
Semiconductor Equipment & Products--3.7%
Cypress Semiconductor Corp. 1             6,000      $   52,320
---------------------------------------------------------------
KLA-Tencor Corp. 1                        1,200          49,200
---------------------------------------------------------------
LSI Logic Corp. 1                         5,000          26,800
---------------------------------------------------------------
Novellus Systems, Inc. 1                  1,700          47,668
                                                     ----------
                                                        175,988

---------------------------------------------------------------
Software--2.1%
Activision, Inc. 1                        6,500          99,450
---------------------------------------------------------------
Materials--9.8%
---------------------------------------------------------------
Chemicals--2.7%
Lyondell Chemical Co.                     5,700          82,935
---------------------------------------------------------------
Monsanto Co.                              2,500          43,500
                                                     ----------
                                                        126,435

---------------------------------------------------------------
Construction Materials--2.1%
Cemex SA de CV, Sponsored ADR             4,400         100,540
---------------------------------------------------------------
Containers & Packaging--2.9%
Pactiv Corp. 1                            2,000          41,040
---------------------------------------------------------------
Smurfit-Stone Container Corp. 1           7,000          98,490
                                                     ----------
                                                        139,530



                                                   Market Value
                                         Shares      See Note 1
---------------------------------------------------------------
Paper & Forest Products--2.1%
Sappi Ltd., Sponsored ADR                 8,200      $  101,270
---------------------------------------------------------------
Telecommunication Services--2.4%
---------------------------------------------------------------
Diversified Telecommunication Services--2.4%
CenturyTel, Inc.                          3,800         111,910
---------------------------------------------------------------
Utilities--1.8%
---------------------------------------------------------------
Electric Utilities--1.8%
PPL Corp.                                 2,400          86,880
                                                     ----------
Total Common Stocks (Cost $4,168,256)                 4,570,317

---------------------------------------------------------------
Total Investments, at Value
(Cost $4,168,256)                          96.1%      4,570,317
---------------------------------------------------------------
Other Assets Net of Liabilities             3.9         186,344
                                     --------------------------
Net Assets                                100.0%     $4,756,661
                                     ==========================


Footnotes to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.



                       3 | OPPENHEIMER SPECIAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited



April 30, 2003
--------------------------------------------------------------------------------------------------------
Assets

Investments, at value (cost $4,168,256)--see accompanying statement                          $4,570,317
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                254,361
Dividends                                                                                         1,005
Other                                                                                             1,109
                                                                                             -----------
Total assets                                                                                  4,826,792

--------------------------------------------------------------------------------------------------------
Liabilities

Bank overdraft                                                                                   43,455
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shareholder reports                                                                               4,960
Trustees' compensation                                                                               78
Custodian fees                                                                                       48
Transfer and shareholder servicing agent fees                                                        25
Other                                                                                            21,565
                                                                                             -----------
Total liabilities                                                                                70,131

--------------------------------------------------------------------------------------------------------
Net Assets                                                                                   $4,756,661
                                                                                             -----------

--------------------------------------------------------------------------------------------------------
Composition of Net Assets
Paid-in capital                                                                              $5,329,023
--------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                 (11,951)
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                 (962,472)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                               402,061
                                                                                             -----------
Net Assets                                                                                   $4,756,661
                                                                                             ===========


--------------------------------------------------------------------------------------------------------
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $4,756,661
and 519,013 shares of beneficial interest outstanding)                                            $9.16
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $9.72



See accompanying Notes to Financial Statements.



                       4 | OPPENHEIMER SPECIAL VALUE FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended April 30, 2003


-------------------------------------------------------------------------------------------------------------
Investment Income

Dividends (net of foreign withholding taxes of $500)                                                $ 36,091
-------------------------------------------------------------------------------------------------------------
Interest                                                                                                 479
                                                                                                    ---------
Total investment income                                                                               36,570

-------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                                                       23,959
-------------------------------------------------------------------------------------------------------------
Distribution and service plan fees-Class A                                                             5,990
-------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees-Class A                                                    186
-------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                            8,174
-------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                    6,045
-------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                             878
-------------------------------------------------------------------------------------------------------------
Insurance expenses                                                                                       712
-------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                              190
-------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                   158
-------------------------------------------------------------------------------------------------------------
Other                                                                                                  8,233
                                                                                                    ---------
Total expenses                                                                                        54,525
Less reduction to custodian expenses                                                                     (18)
Less voluntary waiver of distribution and service plan fees                                           (5,990)
                                                                                                    ---------
Net expenses                                                                                          48,517


-------------------------------------------------------------------------------------------------------------
Net Investment Loss                                                                                  (11,947)

-------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:
Investments (including premiums on options exercised)                                                 (8,540)
Closing and expiration of option contracts written                                                    62,928
Foreign currency transactions                                                                            223
                                                                                                    ---------
Net realized gain                                                                                     54,611

-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                          157,005
Translation of assets and liabilities denominated in foreign currencies                               11,240
                                                                                                    ---------
Net change                                                                                           168,245
                                                                                                    ---------
Net realized and unrealized gain                                                                     222,856


-------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                                $210,909
                                                                                                    =========




See accompanying Notes to Financial Statements.



                       5 | OPPENHEIMER SPECIAL VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  Six Months           Year
                                                                                                       Ended           Ended
                                                                                              April 30, 2003        Oct. 31,
                                                                                                 (Unaudited)            2002
-----------------------------------------------------------------------------------------------------------------------------
Operations

Net investment loss                                                                               $  (11,947)     $  (25,415)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                              54,611        (930,323)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                168,245         205,102
                                                                                                  ---------------------------
Net increase (decrease) in net assets resulting from operations                                      210,909        (750,636)

-----------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions
Net decrease in net assets resulting from beneficial interest transactions--Class A                 (301,870)       (196,733)

-----------------------------------------------------------------------------------------------------------------------------
Net Assets
Total decrease                                                                                       (90,961)       (947,369)
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                4,847,622       5,794,991
                                                                                                  ---------------------------
End of period [including accumulated net investment loss of $11,951 and $4, respectively]         $4,756,661      $4,847,622
                                                                                                  ===========================




See accompanying Notes to Financial Statements.



                       6 | OPPENHEIMER SPECIAL VALUE FUND

FINANCIAL HIGHLIGHTS


                                                                Six Months                       Year
                                                                     Ended                       Ended
                                                            April 30, 2003                    Oct. 31,
Class A                                                        (Unaudited)          2002        2001 1
--------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                                $ 8.77        $10.04       $ 10.00
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                   (.02)         (.05)         (.01)
Net realized and unrealized gain (loss)                                .41         (1.22)          .05
                                                                     -----------------------------------
Total from investment operations                                       .39         (1.27)          .04
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $9.16        $ 8.77        $10.04
                                                                     ===================================

--------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                                    4.45%       (12.65)%        0.40%

--------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                            $4,757        $4,848        $5,795
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                   $4,831        $6,086        $6,034
--------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                                  (0.50)%       (0.42)%       (0.08)%
Expenses, gross                                                       2.28%         1.87%         1.63%
Expenses, net                                                         2.03% 4,5     1.62% 4,5     1.33% 6
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 30%          194%          104%



1. For the period from April 2, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary wavier of distribution and service plan fees.
6. Net of reduction to custodian expenses and voluntary waiver of distribution and service plan fees.

See accompanying Notes to Financial Statements.



                       7 | OPPENHEIMER SPECIAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited



--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Special Value Fund (the Fund), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). As of April 30, 2003, the majority of Class A shares were owned by the Manager.
   The Fund offers Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge.
   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
   As of April 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $946,912. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2003, the Fund used $54,611 of carryforward to offset capital gains realized. During the year ended October 31, 2002, the Fund did not use carryforward to offset capital gains realized.

As of October 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              -------------------------
                              2009           $   50,614
                              2010              950,909
                                             ----------
                              Total          $1,001,523
                                             ==========


--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2003, the Fund's projected benefit obligations were increased by $38 and payments of $5 were made to retired trustees, resulting in an accumulated liability of $37 as of April 30, 2003.




                       8 | OPPENHEIMER SPECIAL VALUE FUND

   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is invested by the Fund in the fund(s) selected by the trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
   No distributions were paid during the six months ended April 30, 2003 and the year ended October 31, 2002.

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                          Six Months Ended April 30, 2003           Year Ended October 31, 2002
                                 Shares            Amount              Shares            Amount
-------------------------------------------------------------------------------------------------
Class A
Sold                              2,850         $  25,549              12,210         $ 138,302
Redeemed                        (36,830)         (327,419)            (36,167)         (335,035)
                                -----------------------------------------------------------------
Net decrease                    (33,980)        $(301,870)            (23,957)        $(196,733)
                                =================================================================




--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2003, were $1,415,777 and $1,602,727, respectively.



                       9 | OPPENHEIMER SPECIAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued




--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of the average annual net assets of the Fund.


--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees, up to an annual rate of 0.35% of average net assets of Class A shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Class A shares of the Fund.

--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended April 30, 2003, payments under the Class A plan totaled $5,990 prior to the voluntary waiver of all such current period fees by the Manager, all of which were paid by the Distributor to recipients, none of which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.


--------------------------------------------------------------------------------
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


--------------------------------------------------------------------------------
6. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
   The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
   Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.




                      10 | OPPENHEIMER SPECIAL VALUE FUND

   Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
   The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended April 30, 2003 was as follows:

                                                                Call Options                      Put Options
                                                   -------------------------       --------------------------
                                                   Number of       Amount of       Number of        Amount of
                                                   Contracts        Premiums       Contracts         Premiums
-------------------------------------------------------------------------------------------------------------
Options outstanding as of October 31, 2002                98        $ 28,117             141          $31,967
Options written                                          164          21,674              24            7,228
Options closed or expired                               (167)        (39,336)           (125)         (26,315)
Options exercised                                        (95)        (10,455)            (40)         (12,880)
                                                        -----------------------------------------------------
Options outstanding as of April 30, 2003                  --        $     --              --          $    --
                                                        =====================================================


--------------------------------------------------------------------------------
7. Borrowing and Lending Arrangements
Bank Borrowings. The Fund has the ability to borrow from banks for temporary or emergency purposes. Asset coverage for borrowings must be at least 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit from a bank, for liquidity purposes. Under that line of credit, each fund was charged interest on its borrowings at a rate equal to the Federal Funds rate plus 0.45%. The Fund paid a commitment fee on its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002, when the Fund entered into the interfund borrowing and lending arrangements described below.
   The Fund had no outstanding borrowings under the credit facility through November 12, 2002.

--------------------------------------------------------------------------------
Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
   The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2003.


--------------------------------------------------------------------------------
8. Subsequent Event
The Fund will be liquidated in May, 2003.



                      11 | OPPENHEIMER SPECIAL VALUE FUND

PRIVACY POLICY NOTICE
--------------------------------------------------------------------------------


As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:

o  Applications or other forms

o  When you create a user ID and password for online account access

o  When you enroll in eDocs Direct, our electronic document delivery service

o  Your transactions with us, our affiliates or others

o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.

We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

Protection of Information
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

Security
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service



------------------------------------------------------
Not part of the semiannual report to Fund shareholders
------------------------------------------------------



                      12 | OPPENHEIMER SPECIAL VALUE FUND

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the Help section of www.oppenheimerfunds.com.

Emails and Encryption
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the Help section of www.oppenheimerfunds.com for assistance.

o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.

o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

o You can exit the secure area by either closing your browser, or for added security, you can use the Log Out of Account Area button before you close your browser.

Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

How You Can Help
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.CALL OPP (1.800.225.5677).


------------------------------------------------------
Not part of the semiannual report to Fund shareholders
------------------------------------------------------



                      13 | OPPENHEIMER SPECIAL VALUE FUND

INFORMATION AND SERVICES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Internet
24-hr access to account information and transactions 1
www.oppenheimerfunds.com
--------------------------------------------------------------------------------
PhoneLink 1 and General Information
24-hr automated information and automated transactions
Representatives also available Mon-Fri 8am-9pm ET
Sat (January-April) 10am-4pm ET
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
Written Correspondence and Transaction Requests
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

For Overnight Delivery
OppenheimerFunds Services 10200
East Girard Avenue, Building D
Denver, CO 80231
--------------------------------------------------------------------------------


1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


------------------------------------------------------
Not part of the semiannual report to Fund shareholders
------------------------------------------------------


(C)Copyright 2003 OppenheimerFunds, Inc. All rights reserved.

                                                         [LOGO OMITTED]
                                                         OPPENHEIMERFUNDS[R]
                                                         The Right Way to Invest

RS0595.001.0403         June 27, 2003

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)